DISCONTINUED OPERATIONS - Divestiture of 2C Intra-regional business and loan facilitation related service (Details) - Discontinued business - 2C intra-regional business and loan-facilitation related service - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues	¥ 1,533,428	¥ 2,049,760	¥ 1,174,656
Cost of revenues	(296,347)	(427,548)	(478,137)
Gross profit	1,237,081	1,622,212	696,519
Sales and marketing	(1,018,483)	(1,010,446)	(1,758,892)
Research and development	(155,168)	(185,488)	(201,082)
General and administrative	(486,098)	(504,066)	(99,361)
Gains/(losses) from guarantee liabilities	(168,212)	2,483	444
Total operating expenses	(1,827,961)	(1,697,517)	(2,058,891)
Loss from operations	(590,880)	(75,305)	(1,362,372)
Interest income, net	(14,355)	(81,128)	(32,218)
Other expenses, net	(4,468)	(14,965)	(12,552)
Foreign exchange gain	534		1,104
Loss from discontinued operations before income tax expense	(609,169)	(171,398)	(1,406,038)
Income tax expense	(2,992)	(12,941)	(359)
Net loss from discontinued operations	(612,161)	(184,339)	(1,406,397)
Transaction facilitation revenue
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues	391,447	481,055	230,250
Loan facilitation revenue
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues	¥ 1,141,981	¥ 1,568,705	¥ 944,406